Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Assets and Liabilities at Amortized Cost

The Company activities expose it to various risks, including market risk (comprising currency risk and interest rate risk), credit risk, and liquidity risk. The Company overall risk management strategy aims to minimize any adverse effects from the unpredictability of financial markets on its financial performance.

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Financial assets at amortized cost
Cash	474,716	9,161,045	2,257,250
Trade receivables, net	8,409,351	9,975,198	2,457,853
Other receivables	2,103,818	142,730	35,169
Fixed deposits	1,179,430	1,700,892	419,094

Financial liabilities at amortized cost
Trade payables	-	335,070	82,559
Other payables & accrued liabilities	422,973	1,463,610	360,628
Bank and other borrowings	3,367,302	5,032,533	1,239,999
Lease liabilities	162,577	1,360,238	335,158

Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest	The amounts disclosed in the table are the contractual undiscounted cash flows, which includes both principal and interest. Balances due within 12 months equal their carrying amounts as the impact of discounting is not significant.
	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Bank borrowings
Repayment within:
Less than 1 year	976,072	1,515,098	373,315
Between 1 and 2 years	963,436	1,515,681	373,459
Between 2 and 5 years	1,693,768	2,805,652	691,303
Over 5 years	288,536	126,513	31,172

Bank overdraft
Repayment within less than 1 year	104,587	-	-

Lease liabilities
Repayment within:
Less than 1 year	60,204	382,416	94,226
Between 1 and 2 years	61,884	364,216	89,742
Between 2 and 5 years	45,732	672,552	165,714
Over 5 years	11,342	92,312	22,745

Trade payable
Repayment within less than 1 year	-	335,070	82,559

Other payable
Repayment within less than 1 year	422,973	1,749,353	431,035

Schedule of Credit Risk	The Company assesses all information available, including past due status, and forward looking macro- economic factors in the measurement of the expected credit losses associated with its assets carried at amortized cost.
	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Trade receivable
Collection within less than 1 year	8,409,351	11,204,601	2,760,774

Other receivables
Collection within less than 1 year	2,103,818	142,730	35,169

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Lifetime expected credit loss	-	-	-
As at January 1	-	-	-
Increase in expected credit loss	-	1,229,403	302,921
As at December 31	-	1,229,403	302,921

Schedule of Capital Includes Equity Attributable to the Owners of the Parent and Non-Controlling Interest	Net debt is calculated as lease liability, borrowings and bank overdraft plus trade and other payables less cash and bank balances. Total capital is calculated as total equity plus net debts. Capital includes equity attributable to the owners of the parent and non-controlling interest.
	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Net debt/(Net cash)	2,298,706	(2,670,486)	(657,998)
Total equity	17,384,201	102,011,998	25,135,395
Total capital	19,682,907	99,341,512	24,477,397

Gearing ratio	11.68%	(2.69)%	(2.69)%